Share-based Compensation And Incentive Plans (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years
Income tax benefit recognized in net income for share-based compensation			$ 4,000	$ 6,000	$ 7,000
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)	4,400,000	2,000,000
Common stock reserved for issuance (shares)	16,400,000		6,500,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum withhold percentage			10.00%
Percentage of discount on stock price			5.00%
ESPP stock issued (shares)			173,000	190,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					5 years 6 months
Total intrinsic values of options exercised			$ 400	$ 100	$ 300
Unrecognized compensation cost, net of estimated forfeitures			0
Stock option compensation expense			1,000	3,000	5,000
Income tax benefit recognized in net income for share-based compensation			0	1,000	2,000
KBR Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, net of estimated forfeitures			$ 11,000
Weighted average recognizing period of unrecognized compensation cost (in years)			1 year 9 months 18 days
Income tax benefit recognized in net income for share-based compensation			$ 4,000	5,000	5,000
Restricted stock compensation expense			11,000	15,000	13,000
Weighted-Average Fair Value On Vesting Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested based on the weighted-average fair value			10,000	11,000	9,000
Weighted-Average Fair Value On Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested based on the weighted-average fair value			$ 11,000	$ 19,000	14,000
Cash Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of average total shareholder return			50.00%	50.00%
Percentage of job income sold			50.00%	50.00%
Expense for cash performance awards			$ 22,000	$ 5,000	$ 3,000
Liability for awards			15,000	$ 9,000
Liability for awards due within one year			$ 17,000
Restricted Stock Units (RSUs) | Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)	4,400,000
Common stock reserved for issuance (shares)	9,900,000		3,900,000
Cash Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (shares)			19,000,000	22,000,000	22,000,000
Cash performance award units period, years			3 years	3 years	3 years
Number of cash performance based award units forfeited (shares)			5,000,000	9,000,000	15,000,000
Outstanding awards balance (shares)			47,000,000